Income Taxes - Summary of Classification of Deferred Tax Assets Liabilities by Current and Non-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets and Liabilities [Abstract]
Total deferred tax assets	$ 66,768	$ 36,700
Less valuation allowance	(9,026)	(11,349)	$ (18,007)	$ (42,584)
Net deferred tax assets	57,742	25,351
Non-current tax liabilities	11,111
Total deferred tax liabilities	11,111
Total deferred tax	$ 46,631	$ 25,351